SUBSEQUENT EVENT (Details) - Athabasca Oil Corporation - CAD ($) shares in Millions, $ in Millions	Nov. 03, 2026	Oct. 04, 2026
Disclosure of non-adjusting events after reporting period [line items]
Percentage of consideration transferred in shares		35.00%
Number of voting equity interests acquired (in shares)	47.4
Number of voting equity interests acquired, amount	$ 581
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Cash transferred		$ 4,300
Number of shares issued in business combination		44.4
Percentage of total consideration transferred		75.00%